Stockholders' equity - Share capital (Details) $ in Millions	Jun. 30, 2021 USD ($) shares
Stockholders' equity
Shares outstanding	5,037,713,236
Shares in treasury	246,761,546
Total issued shares	5,284,474,782
Share capital per class of shares (in millions) | $	$ 61,614
Shareholders with more than 5% of total capital
Stockholders' equity
Shares outstanding	1,904,734,340
previ
Stockholders' equity
Shares outstanding	447,780,782
Capital World Investors
Stockholders' equity
Shares outstanding	302,201,922
Bradespar S.A.
Stockholders' equity
Shares outstanding	293,907,266
Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Blackrock, Inc
Stockholders' equity
Shares outstanding	279,562,772
Capital Research Global Investors
Stockholders' equity
Shares outstanding	294,934,543
Golden shares
Stockholders' equity
Shares outstanding	12
Total issued shares	12
Others
Stockholders' equity
Shares outstanding	3,132,978,884
Common share
Stockholders' equity
Shares outstanding	5,037,713,224
Shares in treasury	246,761,546
Total issued shares	5,284,474,770
Common share | Shareholders with more than 5% of total capital
Stockholders' equity
Shares outstanding	1,904,734,340
Common share | previ
Stockholders' equity
Shares outstanding	447,780,782
Common share | Capital World Investors
Stockholders' equity
Shares outstanding	302,201,922
Common share | Bradespar S.A.
Stockholders' equity
Shares outstanding	293,907,266
Common share | Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Common share | Blackrock, Inc
Stockholders' equity
Shares outstanding	279,562,772
Common share | Capital Research Global Investors
Stockholders' equity
Shares outstanding	294,934,543
Common share | Others
Stockholders' equity
Shares outstanding	3,132,978,884